Financial Instruments - Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments [Line Items]
Total		$ 65,761	$ 68,682
NIS [Member]
Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9		6,207	6,025
NIS [Member] | Leases measured at amortized cost [Member]
Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9		6,207	6,025
USD [Member] | Leases measured at amortized cost [Member]
Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9	[1]	5,354	5,037
USD [Member] | Contingent consideration at fair value through profit or loss [Member]
Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9		23,237	23,566
USD [Member] | Assumed liabilities measured at amortized cost [Member]
Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9		$ 37,170	$ 40,079

[1]	The balance, as of December 31, 2024, includes short-term lease in the amount of $267 thousand that was classified to other accounts receivables (refer to Note 14 for further)